Goodwill and Intangible Assets (Tables)	12 Months Ended
Jun. 30, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
The changes in the carrying amount of goodwill are as follows:

	Industrial Segment	Aerospace Segment	Climate & Industrial Controls Segment	Total
Balance June 30, 2011	$2,595,989	$98,914	$314,213	$3,009,116
Acquisitions	65,480	(193)	—	65,287
Foreign currency translation and other	(143,348)	(47)	(5,152)	(148,547)
Balance June 30, 2012	$2,518,121	$98,674	$309,061	$2,925,856
Acquisitions	316,857	—	—	316,857
Divestitures	(61)	—	(20,044)	(20,105)
Foreign currency translation and other	(1,588)	(334)	2,829	907
Balance June 30, 2013	$2,833,329	$98,340	$291,846	$3,223,515

Schedule of Finite-Lived Intangible Assets by Major Class
The gross carrying value and accumulated amortization for each major category of intangible asset at June 30 are as follows:

	2013		2012
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Patents	$141,160	$75,175	$118,034	$66,303
Trademarks	386,619	148,319	321,019	129,081
Customer lists and other	1,468,243	482,029	1,247,820	396,271
Total	$1,996,022	$705,523	$1,686,873	$591,655

Schedule of Acquired Finite-Lived Intangible Assets by Major Class
During 2013, the Company acquired intangible assets with an initial purchase price allocation and weighted-average life as follows:

	Purchase Price Allocation	Weighted-Average Life
Patents	$21,616	16 years
Trademarks	65,280	17 years
Customer lists and other	204,461	13 years
Total	$291,357	14 years